Offerings	Feb. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99619
Maximum Aggregate Offering Price	$ 996,190,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,516.69
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3 (File No. 333-277044).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2054
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99921
Maximum Aggregate Offering Price	$ 999,210,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,979.06
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3 (File No. 333-277044).